As filed with the Securities and Exchange Commission on August 15, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22506

2010 Swift Mandatory Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Name and address of agent for service)

(602) 257-5433
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

2010 Swift Mandatory Common Exchange Security Trust

Semi-Annual Report

Financial Statements as of and for the six months ended
June 30, 2013 (Unaudited)

Table of Contents

Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	12

2010 Swift Mandatory Common Exchange Security Trust
Schedule of Investments
June 30, 2013 (Unaudited)

Security Description	Maturity Date	Par Value	Cost	Fair Value

Stripped United States Treasury Securities - 2.32%*
Stripped United States Treasury Security	8/15/2013	3,934,651	$3,930,531	$3,934,254
Stripped United States Treasury Security	11/15/2013	3,934,651	3,920,679	3,932,837
Total Stripped United States Treasury Securities			7,851,210	7,867,091

Forward Purchase Contracts - 97.68%*
Forward Purchase Contracts for Swift Transportation
Company Class A Common Shares			207,243,159	331,941,387
Total Forward Purchase Contracts			207,243,159	331,941,387

Total Investments - 100.00%*			$215,094,369	339,808,478
Other Assets in Excess of Liabilities - 0.00%*				4,137
TOTAL NET ASSETS - 100.00%*				$339,812,615

Footnotes
* Percentages are stated as a percent of net assets.

The accompanying Notes to Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

Assets:
Investments in stripped U.S. Treasury Securities, at fair value (cost $7,851,210)	$7,867,091
Investment in Forward Purchase Contracts, at fair value (cost $207,243,159)	331,941,387
Total investments	339,808,478
Cash	3,938,787
Restricted cash	143,386
Total Assets	343,890,651

Liabilities
Advanced funding of expense reimbursement	143,386
Distributions payable	3,934,650
Total Liabilities	4,078,036

Net Assets	$339,812,615

Net Assets Consist of:
$0.66 Trust Issued Mandatory Common Exchange Securities ("Securities"),
no par value; 23,846,364 shares issued and outstanding	$215,098,506
Net unrealized appreciation on investments	124,714,109
Net Assets	$339,812,615
Net Asset Value per share	$14.25

The accompanying Notes to Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Operations
For the six months ended June 30, 2013 (Unaudited)

Investment Income
Interest income	$49,376
Total Investment Income	49,376

Expenses
Administration, custody and transfer agent fees	51,205
Professional fees	1,835
Directors' fees	20,000
Total Expenses	73,040
Reimbursement by Sellers	(73,040)
Net Expenses	-

Net investment income	49,376
Net change in unrealized appreciation on investments	125,868,743
Net Increase in Net Assets Resulting from Operations	$125,918,119

The accompanying Notes to Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statements of Changes in Net Assets
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012

Change in Net Assets Resulting from Operations:
Net investment income	$49,376	$167,405
Net change in unrealized appreciation on investments	125,868,743	21,343,801
Net Increase in Net Assets Resulting from Operations	125,918,119	21,511,206

Distributions Paid to Securities Holders:
Net Investment Income	(130,273)	(115,348)
Tax Return of Capital to Securities Holders	(7,739,027)	(15,623,252)
Change in Net Assets from Distributions Paid to Securities Holders	(7,869,300)	(15,738,600)

Net Increase in Net Assets	118,048,819	5,772,606
Net Assets, Beginning of Period	221,763,796	215,991,190
Net Assets, End of Period	$339,812,615	$221,763,796

The accompanying Notes to Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Cash Flows
For the six months ended June 30, 2013 (Unaudited)

Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$7,869,302
Net Cash Provided by Operating Activities	7,869,302
Cash Flows from Financing Activities:
Distributions to Securities holders	(3,934,650)
Net Cash Used in Financing Activities	(3,934,650)

Net Increase in Cash	3,934,652
Cash - Beginning of Period	4,135
Cash - End of Period	$3,938,787

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$125,918,119
Net change in unrealized depreciation on investments	(125,868,743)
Discount accretion of U.S. Treasury Securities	(49,376)
Maturity of U.S. Treasury Securities	7,869,302
Decrease in advanced fundings of expense reimbursement	(93,040)
Decrease in restricted cash	93,040
Net Cash Provided by Operating Activities	$7,869,302

The accompanying Notes to Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Financial Highlights

	For the six months ended June 30, 2013 (Unaudited)		For the year ended December 31, 2012		For the year ended December 31, 2011		For the period from December 21, 2010(1) through December 31, 2010

Per Share Operating Performance:
Beginning net asset value	$9.30		$9.06		$12.96		$11.00
Initial selling commissions	-		-		-		(0.33)

Beginning net asset value, net of initial selling commission	9.30		9.06		12.96		10.67

Income From Investment Operations:
Net investment income	-		0.01		0.01		-
Net realized and unrealized gain (loss) on investments	5.28		0.89		(3.13)		2.29

Total Gain (Loss) from Investment Operations	5.28		0.90		(3.12)		2.29

Distributions to Securities Holders
Net Investment Income	(0.01)		-		-		-
Return of Capital to Securities Holders	(0.32)		(0.66)		(0.68)		-

Total Distributions	(0.33)		(0.66)		(0.68)		-

Impact of shares issued under the Greenshoe Option	-		-		(0.10)		-

Ending Net Asset Value	$14.25		$9.30		$9.06		$12.96

Total Return	56.77%	(2)	9.71%		(25.49)%	(6)	21.46%	(2) (6)

Supplemental Data and Ratios:
Net assets, end of period	$339,812,615		$221,763,796		$215,991,190		$294,564,166
Ratio of expenses to average net assets, before reimbursement	0.05%	(3) (4)	0.09%	(3)	0.12%	(3)	0.08%	(3) (4)
Ratio of expenses to average net assets, after reimbursement	0.00%	(3) (4)	0.00%	(3)	0.00%	(3)	0.00%	(3) (4)
Ratio of net investment income to average net assets, after reimbursement	0.03%	(4)	0.07%		0.08%		0.09%	(4)
Portfolio turnover rate	0.00%	(5)	0.00%	(5)	0.00%	(5)	0.00%	(5)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	The Trust is not responsible for any expenses related to its ongoing operations. See Note 4 for additional information.
(4)
Annualized ratios of expenses and net investment income calculated using the average of net assets upon commencement and at end of period, as well as annualized income and expense amounts, with the exception of non recurring amounts such as organizational costs and other one time fees.

(5)	No investments were sold during the period.
(6)	Excludes the impact of selling commissions.

The accompanying Notes to Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2013
(Unaudited)

1.	Organization

The 2010 Swift Mandatory Common Exchange Security Trust ("Trust") was established on December 8, 2010 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on December 21, 2010.  In December 2010, the Trust sold $0.66 Trust Issued Mandatory Common Exchange Securities ("Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). In January 2011, the Greenshoe Option of the Trust was exercised, where additional Securities were issued under the same terms as the initial offering.  The Securities have not been registered for offering under the Act in reliance on the non-public offering exemption provided by Section 4(2) of the Securities Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury securities and Forward Purchase Contracts (the “Contracts”) for shares of Class A common stock of Swift Transportation Company (the "Company"), a Delaware corporation. The counterparties to the Contracts are certain existing shareholders of the Company and their affiliates (the “Sellers”).  Under the terms of the Contracts, at the Sellers’ discretion, the Trust will exchange each Security for either (i) between 0.8163 of a share and 1.000 share of the Company’s common stock, or (ii) cash equal to the value of the shares of the Company’s common stock on the Exchange Date, December 31, 2013. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies

A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
Investments are carried at fair value.  The Trust will use the following valuation methods to determine fair value for investments for which market quotations are available, or if not available, the fair value as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees, and

(ii)
the Contracts will be valued on the basis of an indicative bid price received by the Trust for the Contracts, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

D. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount calculated on the effective yield method.

E. Forward Purchase Contracts
On December 21, 2010, the Trust entered into nine Contracts, which are derivative instruments, with the Sellers and paid to the Sellers $197,519,204 in connection therewith.  On January 20, 2011, the Trust entered into an additional Contract with certain of the Sellers and paid $9,723,955 in connection therewith.  Pursuant to the Contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of the Company’s common stock on December 31, 2013 (the "Exchange Date") so as to permit the holders of the Security to exchange on the Exchange Date each of their shares of the Security for between 0.8163 of a share and 1 share of the Company’s common stock or cash equal to the value of these shares on this date.

At June 30, 2013, the Contracts had the following value:

	Exchange Date	Cost of Contract	Contract Fair Value	Unrealized Appreciation
Forward Contracts for Class A common shares of Swift Transportation Company	12/31/2013	$207,243,159	$331,941,387	$124,698,228

The cost and value of the Contracts are included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized depreciation is included in the net change in unrealized depreciation in the Statement of Operations.

The Sellers’ obligations under the Contracts are collateralized by shares of the Company’s Class B common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  These Class B shares will automatically convert to Class A shares of the Company upon transfer to the Trust per the terms of the Forward Contracts.  At June 30, 2013, the Custodian held 23,846,364 shares of the Company’s Class B common stock with an aggregate value of $394,418,861.

3.	Expenses

The Sellers’ have taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  In connection with its agreement, the Sellers contributed $855,000 in cash to the Trust to cover current and future operating expenses, as well as organizational costs.  As of June 30, 2013, $143,386 remained of this advanced funding of reimbursed expenses, which is presented as restricted cash on the accompanying Statement of Assets and Liabilities.

4.	Distributions

Security holders are entitled to receive distributions from the maturity of the U.S. Treasury Strips of $0.1650 per quarter (except for the first distribution on March 31, 2011 which was $0.1833), payable quarterly which commenced March 31, 2011.  Distributions to Security holders for the six months ended June 30, 2013 were $7,869,300.  Distributions to Security holders for the year ended December 31, 2012 were $15,738,600.  Distributions to Security holders for the year ended December 31, 2011 were $16,174,989.

5.	Federal Income Taxation

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, Security holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of December 31, 2012, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $898,393, of which $312,181 and $1,210,574 related to appreciated and depreciated investments, respectively.  The cost of investments for Federal income tax purposes was $222,658,054 at December 31, 2012.

The amount of distributions from net investment income is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.  These differences may be either temporary or permanent.  Differences are reclassified within the capital accounts based on their federal tax-basis treatment.  Key differences in the Trust include the method for recognizing interest income on discounts on Treasury securities.  During 2012, $52,057 in book-to-tax differences were reclassified from accumulated net investment income to paid in capital.

The Trust records the impact of an uncertain tax position to the financial statements when an analysis indicates that the tax position taken is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Based on the analysis, there were no tax positions identified which did not meet the “more likely than not” standard as of and for the years ended December 31, 2011 or 2012 or the six months ended June 30, 2013.

6.	Fair Value Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

 Level 3: Unobservable inputs that are not corroborated by market data.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

		Fair Value Measurements at June 30, 2013 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	June 30, 2013	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$7,867,091	$7,867,091	$-	$-
Total Other	7,867,091	7,867,091	-	-
Derivative Instruments
Forward Purchase Contracts	331,941,387	-	331,941,387	-
Total Derivative Instruments	331,941,387	-	331,941,387	-
Total	$339,808,478	$7,867,091	$331,941,387	$-

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

7.	Investment Transactions

During the six months ended June 30, 2013, $7,869,302 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to Securities holders.  The Trust did not sell any securities during the six months ended June 30, 2013.

8.	Capital Share Transactions

During the period from December 21, 2010 through December 31, 2010, the Trust sold 22,727,273 Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $242,500,003 ($250,000,003 net of selling commissions of $7,500,000).  On January 20, 2011, the Greenshoe Option of the Trust was exercised.  The subsequent issue called for an additional 1,119,091 Trust Securities to be issued for a total cost of $11,940,701 ($12,310,001 net of selling commissions of $369,300).  As of December 31, 2012 and June 30, 2013, there were 23,846,364 Securities issued and outstanding.

9.	Subsequent Events

The Trust has performed an evaluation of subsequent events through August 15, 2013, the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

2010 Swift Mandatory Common Exchange Security Trust

ADDITIONAL INFORMATION (Unaudited)
June 30, 2013

Form N-Q
The Trust files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

Month #1 1/1/13-1/31/13	0	0	0	0

Month #2 2/1/13-2/28/13	0	0	0	0

Month #3 3/1/13-3/31/13	0	0	0	0

Month #4 4/1/13-4/30/13	0	0	0	0

Month #5 5/1/13-5/31/13	0	0	0	0

Month #6 6/1/13-6/30/13	0	0	0	0

Total:	0	0	0	0

* Footnote the date each plan or program was announced, the dollar amount (or share or unit amount) approved, the expiration date (if any) of each plan or program, each plan or program that expired during the covered period, each plan or program registrant plans to terminate or let expire.

Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
Incorporated by reference to the Registrant’s Form N-CSR filed March 4, 2011.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. None.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2010 Swift Mandatory Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
 Donald J. Puglisi, Managing Trustee

Date   August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
 Donald J. Puglisi, Managing Trustee

Date   August 15, 2013